CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (32,151)	$ (2,124)	$ 0
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	25,524	414	0
Amortization of intangibles	5,854	85	0
Amortization of deferred financing costs	1,214	5	0
Share based compensation	54	43	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(3,465)	(232)	0
Accounts payable and accrued expenses	5,102	469	0
Increase (Decrease) in Other Operating Liabilities	3,410	163	0
Net cash used in operating activities	5,542	(1,177)	0
Cash Flows from investing activities:
Investment in real estate and other assets	(1,457,358)	(72,453)	0
Deposits for real estate investments	500	0	0
Purchase of investment securities	(41,747)	0	0
Net cash used in investing activities	(1,499,605)	(72,453)	0
Cash flows from financing activities:
Proceeds from mortgage notes payable	224,300	5,060	0
Payments of financing costs	(10,940)	(644)	0
Repurchases of common stock	(1,534)	0	0
Proceeds from issuances of common stock	1,623,841	101,227	0
Payments of offering costs and fees related to stock issuances	(181,032)	(15,538)	0
Distributions paid	(28,827)	(294)	0
Advances from (Payments to) Affiliates, Net	20	0	0
Proceeds from affiliates, net	0	2	0
Contributions from non-controlling interest holder	7,375	0	0
Distributions To Non-controlling Interest Holders	(90)	0	0
Restricted cash	(1,108)	0	0
Net cash provided by financing activities	1,632,005	89,813	0
Net change in cash and cash equivalents	137,942	16,183	0
Cash and cash equivalents, beginning of period	16,183	0	0
Cash and cash equivalents, end of period	154,125	16,183	154,125
Supplemental Disclosures:
Cash paid for interest	5,570	32	0
Cash paid for income taxes	25	0	0
Non-Cash Investing and Financing Activities:
Common stock issued through distribution reinvestment plan	26,784	271	0
Reclassification of deferred offering costs	$ 0	$ 0	$ 402